Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2016
Other Long-Term Liabilities [Abstract]
Other Long-Term Liabilities
Note 12 - Other Long-Term Liabilities

	December 31,
	2016	2015
	U.S. Dollars
Liability to OCS, mainly in respect of business combinations (1)	-	4,768

(1)	Liability to OCS as of December 31, 2015 was in respect of the acquisition of Printar and new grants received in 2010 and 2009.

The effective interest rate used to discount the cash flow for the liabilities to the OCS in respect of the acquisition of Printar as of December 31, 2015 was 13%.

See Note 10 for current maturities of liability to OCS and Note 1B and Note 13F regarding the reorganization of the FIT activity.